VGOF-P23 03/24

LEGG MASON PARTNERS INVESTMENT TRUST

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED MARCH 25, 2024

TO THE SUMMARY PROSPECTUS, PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF EACH FUND LISTED IN SCHEDULE A (each a “Fund” and collectively, the “Funds”)

Effective March 25, 2024, the following changes are made to each Fund’s Summary Prospectus, Prospectus and SAI:

a.	The following sentence is added to the end of the section titled “Management – Portfolio managers” in each Fund’s Summary Prospectus and Prospectus:

It is anticipated that Mr. Glasser will step down as a member of the fund’s portfolio management team on or about December 31, 2024. Thereafter, Mr. Glasser will continue as Chief Investment Officer and a Managing Director of ClearBridge.

b.	In the section of each Fund’s Prospectus titled “More on fund management – Portfolio managers”, the following sentence is added to the column titled “Title and recent biography” for Scott Glasser:

It is anticipated that Mr. Glasser will step down as a member of the fund’s portfolio management team on or about December 31, 2024. Thereafter, Mr. Glasser will continue as Chief Investment Officer and a Managing Director of ClearBridge.

c.

In the sections of each Fund’s SAI titled “Portfolio Managers – Other Accounts Managed by the Portfolio Managers” and “Portfolio Managers – Portfolio Managers Securities Ownership”, the following footnote is added to all references to Scott Glasser with respect to each Fund:

*

It is anticipated that Mr. Glasser will step down as a member of the Fund’s portfolio management team on or about December 31, 2024. Thereafter, Mr. Glasser will continue as Chief Investment Officer and a Managing Director of ClearBridge.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
LEGG MASON PARTNERS INVESTMENT TRUST

ClearBridge Appreciation Fund	March 1, 2024

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Appreciation Portfolio	May 1, 2023

Please retain this supplement for future reference.